SHARE CAPITAL (Narrative) (Details 1)		12 Months Ended
	Dec. 14, 2023 Share $ / shares	Mar. 31, 2024 Share $ / shares	Mar. 31, 2023 Share $ / shares
Disclosure of classes of share capital [line items]
Number of stock options granted | Share		1,445,000	600,000
Number of stock options expired | Share		825,000	270,667
Weighted average exercise price of stock option		$ 2.72	$ 3.87
Employees and Directors [Member]
Disclosure of classes of share capital [line items]
Number of stock options granted | Share		1,250,000
Grant date fair value of stock options granted		$ 1,545,175
Description of vesting		416,667 at the date of issuance; 350,000 after 6 months from the date of issuance; 416,667 after 12 months from the date of issuance; and 66,667 after 24 months from the date of issuance.
Employees and Directors [Member] | Minimum [Member]
Disclosure of classes of share capital [line items]
Exercise price		$ 1.75
Employees and Directors [Member] | Maximum [Member]
Disclosure of classes of share capital [line items]
Exercise price		$ 2.24
Directors and Officers [Member]
Disclosure of classes of share capital [line items]
Number of stock options granted | Share	195,000
Exercise price	$ 5
Description of vesting	The vesting period for the Triera stock options issued was as follows: 65,000 at the date of issuance; 65,000 after 6 months from the date of issuance; and 65,000 after 12 months from the date of issuance. In February 2024, the Company repriced the Triera stock options, reducing the exercise price from $5.00 per share to $1.00 per share.
Consultants, employees and directors [Member]
Disclosure of classes of share capital [line items]
Number of stock options granted | Share			600,000
Grant date fair value of stock options granted			$ 913,000
Description of vesting			200,000 at the date of issuance; 83,333 after 6 months from the date of issuance; 200,000 after 12 months from the date of issuance; and 116,667 after 24 months from the date of issuance.
Consultants, employees and directors [Member] | Minimum [Member]
Disclosure of classes of share capital [line items]
Exercise price			$ 1.93
Consultants, employees and directors [Member] | Maximum [Member]
Disclosure of classes of share capital [line items]
Exercise price			$ 2.59